Discontinued Operation of LGC (Details) - USD ($)		1 Months Ended
	Jan. 29, 2021	Aug. 30, 2021
Discontinued Operation of LGC (Details) [Line Items]
Reverse stock split shares (in Shares)		1,428,000
Reconciliation of net loss	$ 5,500,000
LGC [Member]
Discontinued Operation of LGC (Details) [Line Items]
Equity interest	51.20%
Reverse stock split shares (in Shares)		1,111,110
Jiang Bo, Jiang Tao and Wang Di [Member]
Discontinued Operation of LGC (Details) [Line Items]
Purchase of shares (in Shares)	5,555,548
Amount payable by buyers	$ 2,300,000
Interest rate	10.00%
Principal amount	$ 2,300,000